ACCOUNTS RECEIVABLE (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
ACCOUNTS RECEIVABLE
Accounts receivable		¥ 192,245	¥ 117,390
Less: Allowance for doubtful accounts		(5,384)	(6,144)	¥ (3,290)	¥ (1,103)
Accounts receivable, net	$ 28,720	¥ 186,861	¥ 111,246